TAXATION - Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
(Loss) income before income taxes	¥ (628,530)	$ (91,130)	¥ 626,508	¥ (2,570,923)
Non-PRC
TAXATION
(Loss) income before income taxes	(421,597)	(61,126)	675,369	(2,708,101)
PRC [Member]
TAXATION
(Loss) income before income taxes	¥ (206,933)	$ (30,004)	¥ (48,861)	¥ 137,178